Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets, Net [Abstract]
Intangible assets
Amortization expense	0	0	$ 359,701
Impairment on intangible assets	0	$ 0	$ 3,281,779
Unamortized software copyright and patent and others	$ 3,281,779